Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Percentage of net asset, exceed	25.00%
Percentage of net asset, not exceed	25.00%